ACCOUNTS RECEIVABLE - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE
Accounts receivable	$ 468.0	$ 486.4
Other	94.1	56.6
Total	$ 562.1	$ 543.0	$ 525.0